Trade and Accounts Payable (Details) - Schedule of trade and accounts payable - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Trade and Accounts Payable [Abstract]
Trade accounts payable	$ 9,853,157	$ 17,627,226	$ 9,113,183	$ 5,216,243	$ 25,989,965	$ 1,566,717	$ 1,750,774
Accrued interest on borrowings	3,815,551	3,965,660	4,101,250	4,250,000	3,295,382	910,691
Advances from customer		4,876,252	2,417,956
Accrued expenses	3,076,957	9,054,622	394,611	467,840	360,180	546,333	43,227
Due to a related party (Note 21)		2,041,927	2,041,927	2,041,927
VAT payable		20,766	20,566
Payables to third parties		65,865			22,360
Total	$ 23,464,803	$ 37,652,318	$ 18,189,493	$ 17,766,575	$ 61,133,967	$ 9,001,961	$ 4,580,173